Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current
Cash	$ 59,542	$ 84,038
Trade receivables	1,259	714
Other assets	7,285	1,494
Short-term prepaid deposits	14,554	6,393
Income taxes receivable	424
Digital assets	87,298	31,870
Digital assets - restricted	32,826
Digital assets - collateralized		2,101
Electrical component inventory	1,180	705
Derivative assets	3,418	1,281
Assets held for sale	5,923	1,388
Total current assets	213,709	129,984
Non-current
Property, plant and equipment	348,525	186,012
Right-of-use assets	23,020	14,315
Long-term deposits, equipment prepayments and other	56,367	44,437
Refundable deposits	21,956	277
Intangible assets	4,039	3,700
Deferred tax asset
Total assets	667,616	378,725
Current
Trade payables and accrued liabilities	25,894	20,739
Derivative liabilities	128
Current portion of long-term debt	146	4,022
Current portion of lease liabilities	2,089	2,857
Taxes payable		1,110
Warrant liabilities	8,013	40,426
Total current liabilities	36,270	69,154
Non-current
Long-term debt	1,430
Lease liabilities	19,750	12,993
Asset retirement provision	2,106	1,816
Deferred tax liability	65
Total liabilities	59,621	83,963
Shareholders’ equity
Share capital	852,286	535,009
Contributed surplus	67,521	56,622
Accumulated deficit	(334,507)	(299,810)
Revaluation surplus	22,695	2,941
Total equity	607,995	294,762
Total liabilities and equity	$ 667,616	$ 378,725